SCHEDULE OF OPERATING EXPENSES RELATED PARTY (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Chengdu Aixin International travel service Co, Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating Expenses - related party	$ 40,919	$ 41,620	$ 100,214	$ 64,734